Deferred Offering Costs	12 Months Ended
Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRD OFFERING COSTS

NOTE 4 – DEFERRD OFFERING COSTS

Deferred offering costs consisted principally of legal, underwriting and registration costs in connection with the Initial Public Offering (the "IPO") of the Company's ordinary shares. As of March 31, 2019 and 2018, the Company capitalized $417,100 and $165,081 of deferred offering costs. Such costs were deferred until the closing of the IPO in April 2019, at which time the deferred costs was offset against the offering proceeds.